T. ROWE PRICE Health Sciences Portfolio
September 30, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.9%
BIOTECHNOLOGY 22.9%
International Biotechnology 0.0%
Ideaya Biosciences (1) 7,313 109
109
Major Biotechnology 5.6%
Biogen (1) 17,391 4,644
BioNTech, ADR  42,161 5,687
Celldex Therapeutics (1) 24,347 684
Exact Sciences (1) 51,564 1,675
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 104
Exact Sciences Expense Fund,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 171 —
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 52
Neurocrine Biosciences (1) 18,353 1,949
Royalty Pharma, Class A  68,854 2,767
Seagen (1) 17,396 2,380
Vertex Pharmaceuticals (1) 61,963 17,941
37,883
Other Biotechnology 17.3%
Aadi Bioscience (1) 6,782 96
ACADIA Pharmaceuticals (1) 64,182 1,050
Acerta Future Payments, EC,
Acquisition Date: 6/30/21,
Cost $826 (1)(2)(3) 826,005 724
Adaptive Biotechnologies (1) 27,974 199
ADC Therapeutics (1) 41,044 198
Affinivax Escrow Payment, Acquisition
Date: 9/12/22, Cost $8 (1)(2)(3) 8,432 8
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 199
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 73
Agios Pharmaceuticals (1) 14,162 401
Alector (1) 16,082 152
Allogene Therapeutics (1) 85,113 919
Alnylam Pharmaceuticals (1) 62,852 12,580
Apellis Pharmaceuticals (1) 41,280 2,819
Arvinas (1) 21,113 939
Ascendis Pharma, ADR (1) 37,326 3,854
Avidity Biosciences (1) 50,336 822
BeiGene, ADR (1) 6,664 898
Blueprint Medicines (1) 45,838 3,020
C4 Therapeutics (1) 21,403 188
Centessa Pharmaceuticals, ADR (1) 46,861 188
Cerevel Therapeutics Holdings (1) 71,028 2,007
CRISPR Therapeutics (1) 11,772 769
Day One Biopharmaceuticals (1) 17,084 342
Denali Therapeutics (1) 43,107 1,323
Shares $ Value
(Cost and value in $000s)
‡
Design Therapeutics (1) 8,311 139
DICE Therapeutics (1) 18,560 376
Enanta Pharmaceuticals (1) 6,200 322
EQRx (1) 51,453 255
EQRx, Warrants, 4/29/21, 11.50% (1) 11,096 9
Evotec (EUR) (1) 16,684 290
Exelixis (1) 106,295 1,667
Fate Therapeutics (1) 46,350 1,039
Flame Biosciences, Acquisition Date:
9/28/20, Cost $247 (1)(2)(3) 37,754 173
F-star Therapeutics (1) 2,357 12
Generation Bio (1) 86,363 459
Genmab (DKK) (1) 14,928 4,802
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 12
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 11
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 10
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date: 2/18/22,
Cost $253 (1)(2)(3) 253,263 88
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date: 2/18/22,
Cost $169 (1)(2)(3) 168,785 24
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date: 2/18/22,
Cost $169 (1)(2)(3) 168,785 20
IGM Biosciences (1) 8,702 198
Imago Biosciences (1) 24,755 373
Immuneering, Class A (1) 77,186 1,105
Immunocore Holdings, ADR (1) 40,750 1,913
Incyte (1) 44,617 2,973
Insmed (1) 111,376 2,399
Intellia Therapeutics (1) 15,631 875
Ionis Pharmaceuticals (1) 63,068 2,790
Iovance Biotherapeutics (1) 75,412 722
IVERIC bio (1) 70,572 1,266
Karuna Therapeutics (1) 26,596 5,982
Kodiak Sciences (1) 23,262 180
Kronos Bio (1) 5,591 19
Kymera Therapeutics (1) 31,947 696
Longboard Pharmaceuticals (1) 23,081 86
Lonza Group (CHF)  1,842 897
Lyell Immunopharma (1) 74,333 545
MeiraGTx Holdings (1) 16,336 137
Mirati Therapeutics (1) 14,747 1,030
Moderna (1) 73,543 8,696
Monte Rosa Therapeutics (1) 60,977 498
MoonLake Immunotherapeutics (1) 39,168 312
Morphic Holding (1) 5,750 163
Novocure (1) 59,884 4,550
Nurix Therapeutics (1) 9,696 126
Pardes Biosciences (1) 16,044 30
Prelude Therapeutics (1) 10,060 67
Progenic Pharmaceuticals, CVR (2) 45,500 52

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Prothena (1) 24,185 1,466
PTC Therapeutics (1) 12,622 634
RAPT Therapeutics (1) 32,591 784
Regeneron Pharmaceuticals (1) 26,072 17,960
REGENXBIO (1) 5,147 136
Relay Therapeutics (1) 49,603 1,110
Repligen (1) 9,970 1,866
Replimune Group (1) 44,004 760
REVOLUTION Medicines (1) 45,509 897
Rocket Pharmaceuticals (1) 11,731 187
Sage Therapeutics (1) 30,325 1,188
Sana Biotechnology (1) 62,347 374
Sarepta Therapeutics (1) 21,142 2,337
Scholar Rock, Warrants, Acquisition
Date: 6/17/22, Cost $— (1)(3) 6,855 30
Scholar Rock Holding (1) 78,513 544
SpringWorks Therapeutics (1) 7,848 224
Stoke Therapeutics (1) 13,995 180
Tenaya Therapeutics (1) 32,785 95
Theseus Pharmaceuticals (1) 53,475 310
Ultragenyx Pharmaceutical (1) 53,300 2,207
Ventyx Biosciences, Acquisition Date:
9/19/22, Cost $147 (1)(3) 4,454 148
Vividion Therapeutics, Milestone
Payment, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 103,855 54
Vividion Therapeutics, Milestone
Payment, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 77,892 49
Vividion Therapeutics, Milestone
Payment 3, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 77,892 34
Xencor (1) 32,257 838
Zai Lab, ADR (1) 21,226 726
Zentalis Pharmaceuticals (1) 26,633 577
117,872
Total Biotechnology 155,864
LIFE SCIENCES 12.9%
Life Sciences 12.9%
Agilent Technologies  94,135 11,442
Bio-Techne  5,720 1,625
Bruker  86,220 4,575
Danaher  105,935 27,362
Dynamics Special Purpose,
Acquisition Date: 12/20/21,
Cost $— (1)(3) 5,211 11
Ginkgo Bioworks Holdings (1) 91,250 285
Maravai LifeSciences Holdings, Class
A (1) 10,721 274
Mettler-Toledo International (1) 2,071 2,245
Olink Holding, ADR (1) 84,134 1,021
Pacific Biosciences of California (1) 116,674 677
Quanterix (1) 5,554 61
Rapid Micro Biosystems, Class A (1) 31,688 102
Seer (1) 44,982 348
Senti Biosciences (1) 70,766 154
SomaLogic, Acquisition Date: 9/2/21,
Cost $— (1)(3) 174,553 1
Shares $ Value
(Cost and value in $000s)
‡
SomaLogic, Warrants, 2/3/21,
11.50% (1) 4,962 2
Thermo Fisher Scientific  68,348 34,665
Twist Bioscience (1) 16,371 577
Waters (1) 7,139 1,924
Total Life Sciences 87,351
MISCELLANEOUS 0.2%
Miscellaneous 0.2%
BCLS Acquisition, Class A (1) 28,268 283
Health Sciences Acquisitions Corp
2 (1) 30,999 307
Revolution Healthcare Acquisition (1) 58,970 579
Total Miscellaneous 1,169
PHARMACEUTICALS 15.0%
Major Pharmaceuticals 15.0%
AbbVie  76,998 10,334
AstraZeneca, ADR  360,047 19,745
Daiichi Sankyo (JPY)  237,500 6,638
Eli Lilly  92,324 29,853
Merck  158,624 13,661
Pfizer  375,443 16,430
Roche Holding (CHF)  16,042 5,222
Total Pharmaceuticals 101,883
PRODUCTS & DEVICES 16.9%
Capital Equipment 0.7%
General Electric  25,626 1,587
PROCEPT BioRobotics (1) 29,105 1,207
STERIS  10,906 1,813
4,607
Implants 7.4%
Becton Dickinson & Company  47,388 10,559
Intuitive Surgical (1) 96,941 18,171
iRhythm Technologies (1) 15,436 1,934
Stryker  68,707 13,916
Teleflex  14,742 2,970
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3) 5,220 786
Zimmer Biomet Holdings  16,582 1,734
50,070
Other Products & Devices 8.8%
10X Genomics, Class A (1) 66,454 1,893
Alcon (CHF)  27,864 1,618
Argenx, ADR (1) 38,685 13,658
Avantor (1) 197,976 3,880
Burning Rock Biotech, ADR (1) 10,102 24
Catalent (1) 37,481 2,712
Cooper  6,812 1,798
Dexcom (1) 47,280 3,808
Hologic (1) 113,273 7,308
Inari Medical (1) 12,009 872
Insulet (1) 16,839 3,863
Lantheus Holdings (1) 17,478 1,229
Nevro (1) 8,363 390

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 255
Penumbra (1) 27,980 5,305
Saluda Medical, Warrants, Acquisition
Date: 1/20/22, Cost $— (1)(2)(3) 9,344 —
Shockwave Medical (1) 35,147 9,773
Warby Parker, Class A (1) 111,299 1,485
59,871
Total Products & Devices 114,548
SERVICES 22.4%
Distribution 0.1%
Option Care Health (1) 28,578 899
899
Information 1.3%
Doximity, Class A (1) 71,794 2,170
Sema4 Holdings (1) 63,949 56
Sema4 Holdings, Warrants, 10/23/20,
11.50% (1) 11,396 2
Sophia Genetics (1) 32,820 86
Veeva Systems, Class A (1) 38,789 6,396
8,710
Other Services 1.3%
Certara (1) 28,354 376
Elanco Animal Health (1) 27,562 342
Guardant Health (1) 45,400 2,444
West Pharmaceutical Services  18,907 4,653
Wuxi Biologics Cayman (HKD) (1) 135,500 807
8,622
Payors 18.9%
Alignment Healthcare (1) 71,552 847
Centene (1) 191,245 14,881
Cigna  31,118 8,634
Elevance Health  41,376 18,795
Humana  32,019 15,535
Molina Healthcare (1) 32,348 10,670
UnitedHealth Group  116,574 58,874
128,236
Providers 0.8%
agilon health (1) 25,798 604
HCA Healthcare  22,133 4,068
Oak Street Health (1) 22,645 555
Surgery Partners (1) 19,696 461
5,688
Total Services 152,155
Total Miscellaneous Common
Stocks  3.6% (4) 24,378
Total Common Stocks (Cost
$370,841) 637,348
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 5.3%
BIOTECHNOLOGY 1.5%
Other Biotechnology 1.5%
Arbor Bio, Series B, Acquisition Date:
10/29/21, Cost $398 (1)(2)(3) 23,994 398
Chroma Medicine, Series A,
Acquisition Date: 10/12/21,
Cost $500 (1)(2)(3) 235,778 500
Delfi Diagnostics, Series A, Acquisition
Date: 1/12/21, Cost $320 (1)(2)(3) 154,525 748
Delfi Diagnostics, Series A, Acquisition
Date: 6/10/22, Cost $407 (1)(2)(3) 84,104 407
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $809 (1)(2)(3) 45,781 810
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 398
FOG Pharma, Series C, Acquisition
Date: 1/11/21-8/2/21, Cost $282 (1)
(2)(3) 19,483 282
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 294
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 501
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319 (1)(2)(3) 50,567 319
Prime Medicine, Series B, Acquisition
Date: 4/19/21, Cost $319 (1)(2)(3) 72,781 319
Ring Therapeutics, Series B,
Acquisition Date: 4/12/21,
Cost $404 (1)(2)(3) 43,885 404
Saliogen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $497 (1)(2)(3) 4,690 497
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Sionna Therapeutics, Series
B, Acquisition Date: 2/2/22,
Cost $239 (1)(2)(3) 24,459 239
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 17,475 357
Treeline, Series A, Acquisition Date:
4/9/21, Cost $830 (1)(2)(3) 106,061 830
Total Biotechnology 9,982

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER NONDURABLES 0.6%
Healthcare Services 0.6%
Capsule, Series D, Acquisition Date:
4/7/21, Cost $553 (1)(2)(3) 38,140 471
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 1,330
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 2,016
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 199
Total Consumer Nondurables 4,016
LIFE SCIENCES 1.2%
Life Sciences 1.2%
Cellanome, Series A, Acquisition Date:
12/30/21, Cost $497 (1)(2)(3) 89,839 625
Chromacode, Series D-1, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 92
Chromacode, Series D-2, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 117,322 76
Clear Labs, Series C, Acquisition Date:
5/13/21, Cost $595 (1)(2)(3) 171,440 595
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 832
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 797
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572 (1)(2)(3) 64,740 361
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 428
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 3,295
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 1,168
Total Life Sciences 8,269
PRODUCTS & DEVICES 0.3%
Capital Equipment 0.1%
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 357
Reflexion Medical, Series D,
Acquisition Date: 4/3/20, Cost $97 (1)
(2)(3) 51,079 121
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 199
677
Implants 0.1%
Kardium, Series D-5, Acquisition Date:
11/29/18, Cost $392 (1)(2)(3) 403,778 411
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $565 (1)(2)(3) 556,501 565
976
Shares $ Value
(Cost and value in $000s)
‡
Other Products & Devices 0.1%
Saluda Medical, Series D, Acquisition
Date: 1/20/22, Cost $397 (1)(2)(3) 31,146 397
397
Total Products & Devices 2,050
SERVICES 1.7%
Information 0.0%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $313 (1)(2)(3) 26,533 313
313
Other Services 1.6%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467 (1)(2)(3) 169,277 1,114
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $826 (1)(2)(3) 101,939 671
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(2)(3) 71,397 833
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 487
Freenome Holdings, Series D,
Acquisition Date: 11/22/21,
Cost $179 (1)(2)(3) 23,669 276
PrognomIQ, Series A-4, Acquisition
Date: 11/15/19, Cost $62 (1)(2)(3) 26,885 82
PrognomIQ, Series A-5, Acquisition
Date: 5/12/20, Cost $53 (1)(2)(3) 23,318 71
PrognomIQ, Series B, Acquisition
Date: 9/11/20, Cost $384 (1)(2)(3) 168,024 514
PrognomIQ, Series C, Acquisition
Date: 2/16/22, Cost $157 (1)(2)(3) 51,466 157
Tempus Labs, Series D, Acquisition
Date: 3/16/18, Cost $533 (1)(2)(3) 56,856 3,348
Tempus Labs, Series E, Acquisition
Date: 8/23/18, Cost $629 (1)(2)(3) 37,551 2,270
Tempus Labs, Series F, Acquisition
Date: 4/30/19, Cost $197 (1)(2)(3) 7,944 486
Tempus Labs, Series G, Acquisition
Date: 2/6/20, Cost $196 (1)(2)(3) 5,107 317
Tempus Labs, Series G-2, Acquisition
Date: 11/19/20, Cost $302 (1)(2)(3) 5,275 297
10,923
Providers 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 407
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 274
681
Total Services 11,917
Total Convertible Preferred Stocks
(Cost $24,986) 36,234

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.6%
LIFE SCIENCES 0.6%
Life Sciences 0.6%
Sartorius (EUR)  11,197 3,873
Total Life Sciences 3,873
Total Preferred Stocks (Cost $2,260) 3,873
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve
Fund, 3.07% (5)(6) 3,305 3
Total Short-Term Investments (Cost
$3) 3
Total Investments in
Securities 99.8%
(Cost $398,090) $ 677,458
Other Assets Less Liabilities 0.2% 1,634
Net Assets 100.0% $ 679,092
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $39,101 and represents 5.8% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CVR Contingent Value Rights
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ —# $ — $ 14+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government Reserve Fund, 3.07% $ 4,237  ¤  ¤ $ 3^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $14 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $3.

T. ROWE PRICE Health Sciences Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Health Sciences Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2022, totaled $145,000 for the period ended September 30, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 611,154 $ 23,498 $ 2,696 $ 637,348
Convertible Preferred Stocks — — 36,234 36,234
Preferred Stocks — 3,873 — 3,873
Short-Term Investments 3 — — 3
Total $ 611,157 $ 27,371 $ 38,930 $ 677,458
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 2,755 $ (524) $ 912 $ (447) $ 2,696
Convertible Preferred Stocks 33,259 2,293 3,612 (2,930) 36,234
Total $ 36,014 $ 1,769 $ 4,524 $ (3,377) $ 38,930

T. ROWE PRICE Health Sciences Portfolio

Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 2,696 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% - 88% 54% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.8x 2.8x Increase
Enterprise
value to gross
profit multiple
6.0x 6.0x Increase
Profitability
for alternate
outcome
20%
- 40%
30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
11%
- 12%
12% Decrease
Discount rate
for regulatory
uncertainty
30%
- 100%
30% Decrease
Convertible Preferred Stocks $36,234 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
cumulative
preferred
dividend rights
3% - 8% 4% Increase
Discount for
cumulative
preferred
dividend rights
2% 2% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.1x
– 11.7x
5.1x Increase
Sales growth
rate
266% 266% Increase
Enterprise
value to gross
profit multiple
5.5x
– 6.6x
6.1x Increase
Gross profit
growth rate
43% 43% Increase

T. ROWE PRICE Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E309-054Q3 09/22
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
8.3x 8.3x Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
Discount
for lack of
collectability
100% 100% Decrease